Offering - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 28, 2021	Mar. 31, 2023	Dec. 31, 2022	Sep. 23, 2021
Class Of Stock [Line Items]
Sale of common stock, Shares	23,000,000
Sale of stock price per unit	$ 10
Exercise price of warrants		$ 11.5	$ 11.5	$ 11.5
Number of shares of common stock per unit				1
Period after business combination when warrants become exercisable		30 days	30 days
Warrants exercisable expiration period after completion of business combination			5 years
Period after offering when warrants become exercisable		12 months
Period allotted to complete the business combination		24 months	24 months
Redemption price per warrant		$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants		30 days	30 days
Minimum price per share required for redemption of warrants		$ 18	$ 18
IPO
Class Of Stock [Line Items]
Sale of common stock, Shares	23,000,000
Sale of stock price per unit	$ 10
Warrants
Class Of Stock [Line Items]
Sale of units description		Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).	Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).
Period after business combination when warrants become exercisable		30 days	30 days
Warrants exercisable expiration period after completion of business combination		5 years	5 years
Period after offering when warrants become exercisable		12 months	12 months
Period allotted to complete the business combination			24 months
Net cash settlement value of warrants		$ 0	$ 0
Redemption price per warrant		$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants		30 days	30 days
Minimum price per share required for redemption of warrants		$ 18	$ 18
Warrants | IPO
Class Of Stock [Line Items]
Exercise price of warrants	$ 11.5
Number of shares of common stock per unit	1
Sale of units description		Each Public Unit consists of one Public Share and one Public Warrant	Each Public Unit consists of one Public Share and one Public Warrant.